INCOME TAXES - CHANGES IN UNRECOGNIZED TAX BENEFITS (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Possible change in unrecognized tax benefits in next 12 months	$ (38)	$ (34)	$ (61)
Expiration of statutes of limitations on tax assessments [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Possible change in unrecognized tax benefits in next 12 months	(2)	(2)	0
Potential resolution of audit issues with various U.S. federal, state, and local non-U.S. taxing authorities [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Possible change in unrecognized tax benefits in next 12 months	(36)	(32)	(61)
San Diego Gas and Electric Company [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Possible change in unrecognized tax benefits in next 12 months	(11)	(9)	(9)
San Diego Gas and Electric Company [Member] | Expiration of statutes of limitations on tax assessments [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Possible change in unrecognized tax benefits in next 12 months	(1)	(1)	0
San Diego Gas and Electric Company [Member] | Potential resolution of audit issues with various U.S. federal, state, and local non-U.S. taxing authorities [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Possible change in unrecognized tax benefits in next 12 months	(10)	(8)	(9)
Southern California Gas Company [Member] | Potential resolution of audit issues with various U.S. federal, state, and local non-U.S. taxing authorities [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Possible change in unrecognized tax benefits in next 12 months	$ (25)	$ (22)	$ (15)